4. Accounting for Derivatives and Hedging Activities (Details - AOCI changes) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Beginning balance	$ 548,738	$ 146,749
Other comprehensive income (loss) before reclassifications	(1,264,177)	(1,337,795)
Amounts reclassified from AOCI	435,395	911,002
Net current period other comprehensive income (loss)	(828,782)	(426,793)
Ending balance	(280,044)	(280,044)
Foreign Currency
Beginning balance	947,771	999,041
Other comprehensive income (loss) before reclassifications	(360,569)	(411,839)
Amounts reclassified from AOCI	0	0
Net current period other comprehensive income (loss)	(360,569)	(411,839)
Ending balance	587,202	587,202
Cash Flow Hedges
Beginning balance	(422,424)	(863,408)
Other comprehensive income (loss) before reclassifications	(898,116)	(932,739)
Amounts reclassified from AOCI	435,395	911,002
Net current period other comprehensive income (loss)	(462,721)	(21,737)
Ending balance	(885,145)	(885,145)
Available for Sale Securities
Beginning balance	23,391	11,116
Other comprehensive income (loss) before reclassifications	(5,492)	6,783
Amounts reclassified from AOCI	0	0
Net current period other comprehensive income (loss)	(5,492)	6,783
Ending balance	$ 17,899	$ 17,899